Debt (Schedule Of Leverage Ratios And Applicable Margins) (Details)	3 Months Ended
Oct. 31, 2014
Range 1 [Member]
Leverage ratio	2.50
Libor rate	1.50%
Range 2 [Member]
Libor rate	1.00%
Range 3 [Member]
Leverage ratio	1.75
Libor rate	0.50%
Minimum [Member]
Leverage ratio	2.00
Minimum [Member] | Range 2 [Member]
Leverage ratio	1.75
Maximum [Member]
Leverage ratio	3.25
Maximum [Member] | Range 2 [Member]
Leverage ratio	2.50